                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                   VALUE
--------------------                                                                   --------------------

                       COMMON STOCKS (96.0%)
                       Advertising/Marketing Services (2.7%)
      71,477           Focus Media Holdings Ltd. (ADR) (Cayman Islands)*                       $ 4,745,358
     113,237           Lamar Advertising Co. (Class A)*                                          7,404,567
                                                                                       --------------------
                                                                                                12,149,925
                                                                                       --------------------
                       Air Freight/Couriers (4.8%)
     246,336           C.H. Robinson Worldwide, Inc.                                            10,072,679
     283,671           Expeditors International of Washington, Inc.                             11,488,676
                                                                                       --------------------
                                                                                                21,561,355
                                                                                       --------------------
                       Apparel/Footwear Retail (4.5%)
     190,318           Abercrombie & Fitch Co. (Class A)                                        13,251,842
     304,204           Urban Outfitters, Inc.*                                                   7,005,818
                                                                                       --------------------
                                                                                                20,257,660
                                                                                       --------------------
                       Biotechnology (3.0%)
     158,232           Gen-Probe Inc.*                                                           8,286,610
      91,663           Techne Corp.*                                                             5,082,713
                                                                                       --------------------
                                                                                                13,369,323
                                                                                       --------------------
                       Broadcasting (3.3%)
     554,182           Grupo Televisa S.A. (Sponsored ADR) (Mexico)                             14,968,456
                                                                                       --------------------

                       Casino/Gaming (3.9%)
      73,712           Station Casinos, Inc.                                                     6,020,059
     122,759           Wynn Resorts, Ltd.*                                                      11,520,932
                                                                                       --------------------
                                                                                                17,540,991
                                                                                       --------------------
                       Chemicals: Major Diversified (1.1%)
     113,502           Cabot Corp.                                                               4,945,282
                                                                                       --------------------

                       Construction Materials (1.1%)
     112,583           Florida Rock Industries, Inc.                                             4,846,698
                                                                                       --------------------

                       Electronic Production Equipment (1.4%)
     153,960           Tessera Technologies, Inc.*                                               6,210,746
                                                                                       --------------------

                       Electronics/Appliances (1.0%)
     177,598           Eastman Kodak Co.                                                         4,582,028
                                                                                       --------------------

                       Financial Conglomerates (1.9%)
      45,824           Brookfield Asset Management Inc. (Class A) (Canada)                       2,207,800
     221,461           Leucadia National Corp.                                                   6,245,200
                                                                                       --------------------
                                                                                                 8,453,000
                                                                                       --------------------
                       Gas Distributors (1.0%)
      55,811           Questar Corp.                                                             4,635,104
                                                                                       --------------------

                       Home Building (3.4%)
     171,473           Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                        10,128,910
       8,314           NVR, Inc.*                                                                5,362,530
                                                                                       --------------------
                                                                                                15,491,440
                                                                                       --------------------

                       Hotels/Resorts/Cruiselines (5.7%)
     137,630           Choice Hotels International, Inc.                                         5,794,223
     151,843           Hilton Hotels Corp.                                                       5,299,321
     569,386           Intercontinental Hotels (ADR) (United Kingdom)                           14,376,997
                                                                                       --------------------
                                                                                                25,470,541
                                                                                       --------------------
                       Insurance Brokers/Services (2.9%)
     135,677           Brown & Brown, Inc.                                                       3,827,448
     234,523           ChoicePoint, Inc.*                                                        9,235,516
                                                                                       --------------------
                                                                                                13,062,964
                                                                                       --------------------
                       Internet Retail (3.2%)
     368,175           Amazon.com, Inc.*                                                        14,528,186
                                                                                       --------------------

                       Internet Software/Services (1.4%)
      56,615           Baidu.com, Inc. (ADR) (Cayman Islands)*                                   6,381,643
                                                                                       --------------------

                       Investment Managers (2.7%)
     302,598           Calamos Asset Management Inc. (Class A)                                   8,118,704
     192,450           Janus Capital Group, Inc.                                                 4,154,996
                                                                                       --------------------
                                                                                                12,273,700
                                                                                       --------------------
                       Investment Trusts/Mutual Funds (1.0%)
     314,887           Aeroplan Income Fund (Canada)                                             4,579,733
                                                                                       --------------------

                       Medical Specialties (2.7%)
     302,821           Dade Behring Holdings, Inc.                                              12,055,304
                                                                                       --------------------

                       Miscellaneous Commercial Services (6.4%)
     197,912           Corporate Executive Board Co. (The)                                      17,356,882
     283,055           Iron Mountain Inc.*                                                      11,701,494
                                                                                       --------------------
                                                                                                29,058,376
                                                                                       --------------------
                       Miscellaneous Manufacturing (1.6%)
     225,166           Pentair, Inc.                                                             7,070,212
                                                                                       --------------------

                       Oil & Gas Production (6.9%)
     317,819           Southwestern Energy Co.*                                                 11,139,556
     413,767           Ultra Petroleum Corp. (Canada)*                                          19,757,374
                                                                                       --------------------
                                                                                                30,896,930
                                                                                       --------------------
                       Other Consumer Services (4.5%)
     118,387           Apollo Group, Inc. (Class A)*                                             4,613,541
     282,208           Expedia, Inc.*                                                            5,920,724
      65,472           ITT Educational Services, Inc.*                                           4,345,377
     101,113           Weight Watchers International, Inc.                                       5,311,466
                                                                                       --------------------
                                                                                                20,191,108
                                                                                       --------------------
                       Packaged Software (1.5%)
     181,085           Salesforce.com Inc.*                                                      6,600,548
                                                                                       --------------------

                       Personnel Services (3.1%)
     298,066           Monster Worldwide, Inc.*                                                 13,901,798
                                                                                       --------------------

                       Property - Casualty Insurers (1.1%)
      14,285           Alleghany Corp.*                                                          5,194,026
                                                                                       --------------------

                       Pulp & Paper (1.0%)
     147,840           MeadWestvaco Corp.                                                        4,444,070
                                                                                       --------------------

                       Real Estate Development (2.2%)
     169,264           Realogy Corp.                                                             5,132,085
      90,105           St. Joe Co. (The)                                                         4,826,925
                                                                                       --------------------
                                                                                                 9,959,010
                                                                                       --------------------

                       Recreational Products (1.0%)
     267,098           Activision, Inc.*                                                         4,604,770
                                                                                       --------------------

                       Restaurants (2.3%)
     312,214           Wendy's International, Inc.                                              10,331,161
                                                                                       --------------------

                       Savings Banks (1.6%)
     158,078           People's Bank                                                             7,053,440
                                                                                       --------------------

                       Semiconductors (1.7%)
     388,279           Marvell Technology Group, Ltd. (Bermuda)*                                 7,451,074
                                                                                       --------------------

                       Services to the Health Industry (2.3%)
     137,845           Stericycle, Inc.*                                                        10,407,298
                                                                                       --------------------

                       Specialty Stores (0.9%)
     145,126           PetSmart, Inc.                                                            4,188,336
                                                                                       --------------------

                       Specialty Telecommunications (2.1%)
     290,099           Crown Castle International Corp.*                                         9,370,198
                                                                                       --------------------

                       Wireless Telecommunications (3.1%)
     219,418           NII Holdings, Inc.*                                                      14,139,296
                                                                                       --------------------

                       TOTAL COMMON STOCKS
                         (Cost $365,512,177)                                                   432,225,730
                                                                                       --------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                              SHORT-TERM INVESTMENT (4.6%)
                              REPURCHASE AGREEMENT
     $ 20,529                 Joint repurchase agreement account 5.265%
                              due 1/02/07 (dated 12/29/06;
                              proceeds $20,541,009) (a) (Cost $20,529,000)                      20,529,000
                                                                                       --------------------

                              TOTAL INVESTMENTS
                                (Cost $386,041,177) (b)                     100.6%             452,754,730
                              LIABILITIES IN EXCESS OF OTHER ASSETS          (0.6)              (2,589,690)
                                                                           ---------   --------------------
                              NET ASSETS                                    100.0%           $ 450,165,040
                                                                           =========   ====================

---------------------------------
         ADR      American Depositary Receipt.
          *       Non-income producing security.
         (a)      Collateralized by federal agency and U.S. Treasury
                  obligations.
         (b)      The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $78,506,705 and the aggregate gross unrealized depreciation is $11,793,152,
                  resulting in net unrealized appreciation of $66,713,553.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT DECEMBER 31, 2006

                                                                                                 UNREALIZED
     CONTRACT TO DELIVER                 IN EXCHANGE FOR               DELIVERY DATE           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

           $  94,076                     CAD     109,085                 01/02/07                 $   (585)
           $ 625,025                     CAD     727,169                 01/03/07                 $ (1,809)

                                                                                             --------------------
                                            TOTAL UNREALIZED DEPRECIATION.....................    $ (2,394)
                                                                                             ====================

Currency Abbreviations
----------------------
CAD      Canadian Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5